Related parties	6 Months Ended
Jun. 30, 2018
Related parties [Abstract]
Related parties
7.	Related parties

a)	Accounts receivable and payable

In the ordinary course of business the Company receives or loans cash to its associates as part of its cash management.

At June 30, 2018 and December 31, 2017, intercompany loan balances were as follows:

	June 30, 2018	December 31, 2017
Assets
Attend Ambiental	12,253	10,960
Subsidiaries - Other	3,569	3,558
Total	15,822	14,518

	June 30, 2018	December 31, 2017
Liabilities
Hulshof Participações Ltda (a)	20,797	37,349
Wilson Quintella Filho (a)	8,913	7,220
Angra Infra FIP (b)	40,266	37,884
Other	41	335
Total	70,017	82,788

(a)
On December 20, 2017, the Company signed a non-compete agreement and other covenants, with Hulshof Participações  (“Hulsholf”) and Wilson Quintella Filho (“Wilson”). In such agreement, the Company agreed to pay Hulshof a fee amounting to US$ 6,500 in connection with the services provided to assist in the identification, structuring and implementation of the Transaction and IPO of the Company. Such amount was paid in 2018. The agreement also establishes a non-compete fee to be paid to Wilson and Hulshof of US$ 8,500 thousand (US$ 5,950 thousand Hulshof and US$ 2,550 thousand Wilson). The non-compete fee will be paid in 24 monthly instalments.

(b)	Refers to the put option exercised by Angra Infra FIP. Refer to Note 17.6.

b)	Other related-party transactions

The Company conducts transactions under specific conditions and terms with related parties, as agreed between the parties, based on the type of operation. Thus, revenue and expenses from such transactions could be different from those conducted with third parties.

Revenues and accounts receivable from related parties for waste management services provided, included under Revenue from services and Accounts receivable, respectively, are as follows:

	Revenues		Trade accounts receivable
	Six months ended June 30,		June 30,	December 31,
	2018	2017	2018	2017
Logistica Ambiental de Sao Paulo - Loga	-	175	1,080	1,143
Attend Ambiental	17	9	19	12
Other	-	18	137	34
Total	17	202	1,236	1,189

Costs with and accounts payable to related parties for waste management services provided, included under Cost of services and Trade accounts payable, respectively, are as follows:

	Cost		Trade accounts payable
	Six months ended June 30,		June 30,	December 31,
	2017	2018	2018	2017
Terrestre Ambiental Ltda.	-	13	4	8
Logística Ambiental de São Paulo - Loga.	-	-	34	34
Attend Ambiental	162	1,771	860	2,045
Total	162	1,784	898	2,087

c)	Interest expense on loans and debentures

As mentioned in Note 13, the Company has debentures issued held by its shareholder BTG Pactual.

	Financial expenses		Debentures
	Six months ended June 30,		June 30,	December 31,
	2018	2017	2018	2017
Debentures	(15,197)	(65,114)	265,195	419,236
Private Debt Acknowledgment Instrument	(17,324)	-	544,121	357,789

d)	Key management personnel compensation

Key management personnel compensation of the Company is as follows:

	Six months ended June 30,
	2018	2017
Salaries and social security charges	5,697	3,754
Bonuses and social security charges	-	6,218
Total compensation	5,697	9,972

The compensation of key management personnel of the Company and its subsidiaries includes salaries and bonuses, vacation benefits and 13th month’s salary payment, social security contribution tax (INSS), unemployment compensation fund (FGTS) and variable compensation program.

The Company does not offer any additional post-employment benefits to its employees, and does not offer other additional benefits.

Balances payable to the Company's key management personnel are recorded in Labor payable.

e)	Guarantees to related parties

As of June 30, 2018, the Company is guarantor of some related parties, as follows:

•
The Company is a full, unconditional guarantor under 16 bank surety bonds obtained by Estaleiro Rio Tietê Ltda. from Banco ABC Brasil S.A., in a total amount of approximately R$19.7 million, in connection with our commitment to construct 16 river barges. These guarantees were set to expire on September 24, 2018, but are expected to be renewed on a semi-annual basis so long as the river barges are being constructed.

•
The Company is a full, unconditional guarantor under US$14.2 million indenture issued by Attend and purchased by CIFI. As of June 30, 2018, the total amount outstanding under this loan was R$40.8 million. This guarantee is set to expire on July 15, 2024.

•
The Company is an unconditional guarantor of up to 37.65% of the outstanding amount under a series of debentures issued by Loga. As of June 30, 2018, the total amount outstanding under these debentures was R$43.4 million. This guarantee is set to expire on May 15, 2020.

     The risk of any future cash disbursement is remote.